Average Annual Total Returns (Vanguard Windsor Fund Retail)	Vanguard Windsor Fund Vanguard Windsor Fund - Investor Shares 11/1/2013 - 10/31/2014	Vanguard Windsor Fund Vanguard Windsor Fund - Admiral Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard Windsor Fund Vanguard Windsor Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Windsor Fund Vanguard Windsor Fund - Investor Shares 11/1/2013 - 10/31/2014	Russell 1000 Value Index Vanguard Windsor Fund Vanguard Windsor Fund - Investor Shares 11/1/2013 - 10/31/2014	Russell 1000 Value Index Vanguard Windsor Fund Vanguard Windsor Fund - Admiral Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.82%	11.91%	10.31%	7.88%	13.45%	13.45%
Five Years	15.17%	15.27%	14.63%	12.23%	15.42%	15.42%
Ten Years	6.89%	7.01%	6.02%	5.55%	7.30%	7.30%